Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Intangible Assets (Details) (Superior Living SDN. BHD)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Superior Living SDN. BHD. [Member] | Computer Software [Member]
Estimated useful lives of intangible assets	5 years	5 years